SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		12/31/04

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$18,325

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 12/31/04
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	326	8195	SH	X				495		7700
AGL Resources Inc	001204106	7	200	SH	X				200
AT&T Corp New	001957505	19	830	SH	X				678		152
Abbott Labs Com	002824100	427	9154	SH	X				9154
Abraxas Pete Corp	003830106	162	70000	SH	X				70000
Adesa Inc	00686U104	30	1400	SH	X				1400
Agilent Technologies Inc Com	00846U101	1	56	SH	X				56
Allete Com	018522102	17	466	SH	X				466
Alliancebernstein Cap Mgmt Hldg L P Ut Ltd Ptsh Int	01855A101	42	1000	SH	X				1000
Alliancebernstein Resource Partners L	01877R108	72	975	SH	X				975
Alliant Energy Corp	018802108	105	3656	SH	X				3656
Allied Capital Corp 	01903Q108	6	214	SH	X				214
Allstate Corp	020002101	79	1528	SH	X				1528
Alltel Corp	020039103	26	444	SH	X				444
Altria Group Inc	02209S103	6	100	SH	X				100
Ameren Corp Com	023608102	76	1523	SH	X				1523
American Elec Pwr Inc Com	025537101	129	3767	SH	X				3767
American Express Co Com	025816109	304	5400	SH	X				5400
American International Group Inc	026874107	91	1390	SH	X				1390
AmerUs Group Co 	03072M108	210	4639	SH		X	X				4639
"Amgen, Inc"	031162100	47	727	SH	X				727
Anadarko Petroleum Corporation	032511107	41	635	SH	X				635
Anglogold Ltd ADR Sponsored	035128206	15	424	SH	X				424
Anheuser Busch Cos Inc Com	035229103	151	2981	SH	X				2981
Apartment Invt & Mgmt Co Cl A	03748R101	3	74	SH	X				74
Applied Matls Inc Com	038222105	13	760	SH	X				760
Associated Banc Corp	045487105	35	1050	SH	X				1050
Automatic Data Processing Inc	053015103	24	544	SH	X				544
BP Amoco P L C ADR Sponsored	055622104	1045	17892	SH	X				17236		656
Bank of America Corp 	060505104	609	12950	SH	X				2250		10700
Bank of New York Inc	064057102	10	300	SH	X				300
Baxter International Inc	071813109	77	2218	SH	X				2218
Bellsouth Corp	079860102	101	3624	SH	X				3624
Berkshire Hathaway Inc Del Cl A	084670108	176	2	SH	X				2
Berkshire Hathaway Inc Del Cl B	084670207	361	123	SH	X				38		85
Best Buy Inc	086516101	27	450	SH	X				450
Biomet Inc	090613100	33	750	SH	X				750
Black Hills Corp 	092113109	6	200	SH	X				200
Blackrock Insd Mun Term Tr I common	092474105	20	1785	SH	X				1785
Blackrock Preferred Opportunity Trust	09249V103	526	20710	SH	X				20510		200
Blackrock Dividend Achievers	09250N107	23	1520	SH	X				1520
Boeing Co	097023105	75	1450	SH	X				1450
Burlington Northern Santa Fe	12189T104	109	2294	SH	X				2294
Cardinal Health Inc	14149Y108	11	186	SH	X				186
Cisco Systems Inc	17275R102	327	16906	SH	X				6056		10850
Comcast Corp 	20030N101	35	1062	SH	X				817		245
Conocophillips	20825C104	336	3870	SH	X				3697		173
DNP Select Income Fd Inc	23325P104	24	2020	SH	X				2020
Dell Inc Com	24702R101	232	5500	SH	X				2100		3400
Devon Energy Corp 	25179M103	16	400	SH	X				400
Dominion Res Inc VA New Com	25746U109	50	739	SH	X				739
Dreyfus Municipal Income Inc	26201R102	81	8144	SH	X				8144
Enbridge Energy Partners L P	29250R106	62	1200	SH	X				1200
Exelon Corp Com	30161N101	111	2512	SH	X				2512
Exxon Mobil Corp 	30231G102	2461	48008	SH	X				41625		6383
Federated Dept Stores Inc DE	31410H101	6	100	SH	X				100
First Indl Rlty Tr Inc Com	32054K103	16	400	SH	X				400
Glaxosmithkline PLC-ADR	37733W105	199	4200	SH	X				4200
John Hancock Patriot Premium Dividend Fund I	41013Q101	10	1020	SH	X				1020
John Hancock Preferred Income Fund	41013W108	40	1600	SH	X				1600
Hospitality Pptys Tr Com	44106M102	55	1200	SH	X				1200
J P Morgan Chase & Co Com	46625H100	518	13275	SH	X				12535		740
Kimco Rlty Corp	49446R109	61	1050	SH	X				1050
Kinder Morgan Inc Kans Com	49455P101	197	2688	SH	X				2688
McKesson HBOC Inc Com	58155Q103	54	1715	SH	X				1715
Medco Health Solutions Inc Com	58405U102	40	963	SH	X				795		168
Mellon Finl Corp Com	58551A108	16	500	SH	X				500
Nuveen Premium Income Municipal Fd	67062T100	25	1766	SH	X				1766
Nuveen Insured Dividend Advantage Municipal Fund	67071L106	14	1000	SH	X				1000
Oracle Corp	68389X105	15	1114	SH	X				1114
Pharmaceutical Holders Trust	71712A206	247	3400	SH	X	  	 		 	 	3400
Praxair Inc	74005P104	155	3500	SH	X				 		3500
Principal Finl Group Inc Com	74251V102	15	373	SH	X				373
Quest Diagnostics Inc	74834L100	29	300	SH	X				300
SBC Communications Inc	78387G103	365	14172	SH	X				12096		2076
SLM Corp	78442P106	5	100	SH	X	  	 		100
Standard & Poors Dep Rec Amex Index	78462F103	4046	33473	SH	X				27341		6132
3M Co	88579Y101	480	5845	SH	X				5845
Vectren Corp Com	92240G101	150	5600	SH	X				5600
Verizon Communications Com	92343V104	746	18417	SH	X				14803		3614
Vodafone Group Plc New	92857W100	176	6415	SH	X				6415
Xcel Energy Inc Com	98389B100	806	44322	SH	X				44108		214
Xcel Energy Inc Com	98389B100	27	1465	SH		X	X		1465
Zimmer Holdings Inc 	98956P102	8	100	SH	X				100
Frontline Ltd	G3682E127	18	400	SH	X				400
Ship Financial International Ltd	G81075106	4	193	SH	X				193
Transocean Sedco Forex Inc Com	G90078109	374	8819	SH	X				2819		6000
		18325